INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
2022 remaining	$ 4,267
2023	9,133
2024	9,096
2025	8,782
2026	7,313
2027 and thereafter	25,197
Total	$ 63,788